Basis of Accounting - Disclosure of changes in accounting policy (Details) - GBP (£) £ in Thousands	3 Months Ended			9 Months Ended
	Oct. 31, 2018	Oct. 31, 2017		Oct. 31, 2018	Oct. 31, 2017		Jan. 31, 2018
Non-current liabilities
Deferred revenue	£ (956)			£ (956)			£ (27,270)	[1]
Current liabilities
Deferred revenue	(6,175)			(6,175)			(13,834)	[1]
Equity
Accumulated losses reserve	(81,271)			(81,271)			(93,957)	[1]
Statement of Comprehensive Income
Revenue	675	£ 2,634	[2]	42,507	£ 9,112	[3]
Loss for the period	(8,128)	(865)	[2]	12,686	(8,907)	[3]
Statement of Cash Flows
Profit / (loss) before income tax	£ (9,403)	(2,338)	[2]	£ 10,956	(12,866)	[3],[4]
Adjusted for:
(Decrease) / increase in deferred revenue					8,111
Impact on net cash generated from operating activities					(4,755)
Previously stated
Non-current liabilities
Deferred revenue							(18,033)
Current liabilities
Deferred revenue							(10,012)
Equity
Accumulated losses reserve							(80,898)
Statement of Comprehensive Income
Revenue		1,727			22,407
Loss for the period		(1,772)			4,388
Statement of Cash Flows
Profit / (loss) before income tax					429
Adjusted for:
(Decrease) / increase in deferred revenue					(5,184)
Impact on net cash generated from operating activities					(4,755)
Adjusted
Non-current liabilities
Deferred revenue							(9,237)
Current liabilities
Deferred revenue							(3,822)
Equity
Accumulated losses reserve							£ (13,059)
Statement of Comprehensive Income
Revenue		907			(13,295)
Loss for the period		£ 907			(13,295)
Statement of Cash Flows
Profit / (loss) before income tax					(13,295)
Adjusted for:
(Decrease) / increase in deferred revenue					13,295
Impact on net cash generated from operating activities					£ 0

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[4]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’